FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
             REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-09869
                                    ---------

                FRANKLIN FLOATING RATE MASTER TRUST
                -----------------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         -----------------------------------------------
        (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  7/31
                          ----

Date of reporting period:  4/30/06
                           -------



Item 1. Schedule of Investments.

Franklin Floating Rate Master Trust

QUARTERLY STATEMENT OF INVESTMENTS

APRIL 30, 2006

--------------------------------------------------------------------------------

CONTENTS

Franklin Floating Rate Master Series ......................................   3

Notes to Statement of Investments .........................................  22

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                    FRANKLIN  o  Templeton  o  Mutual Series


                                          Quarterly Statement of Investments | 1
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Franklin Floating Rate Master Trust

STATEMENT OF INVESTMENTS, APRIL 30, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             % OF
  FRANKLIN FLOATING RATE MASTER SERIES                                    COUNTRY      PRINCIPAL AMOUNT a      VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
b SENIOR FLOATING RATE INTERESTS
  ADVERTISING/MARKETING SERVICES
  Adams Outdoor Advertising Inc., Term Loan B, 6.95 - 7.09%,
    10/15/12 .....................................................     United States      $ 1,778,529       $ 1,804,922        0.16
                                                                                                            -----------     -------
  AEROSPACE & DEFENSE
  Anteon International Corp., Term Loan B, 6.579%,
    12/31/10 .....................................................     United States        2,945,175         2,948,267        0.27
  ARINC Inc., Term Loan, 7.11%, 3/10/11 ..........................     United States        1,470,000         1,480,364        0.13
  CACI International Inc., Term Loan B, 6.14 - 6.37%,
    5/03/11 ......................................................     United States        4,449,596         4,460,809        0.40
  DRS Technologies Inc., Term Loan, 6.30 - 6.68%,
    1/31/13 ......................................................     United States        2,627,069         2,650,949        0.24
  Dyncorp International, Term Loan B, 7.438 - 7.813%,
    2/11/11 ......................................................     United States        2,970,000         2,996,463        0.27
  GenCorp Inc.,
      L/C Term Loan, 8.25%, 12/06/10 .............................     United States          442,500           442,783        0.04
      Term Loan B, 8.06%, 12/06/10 ...............................     United States          545,000           545,349        0.05
  IAP Worldwide Services Inc., First Lien Term Loan, 8.00%,
    12/31/12 .....................................................     United States          798,000           806,858        0.07
  ILC Industries Inc., Second Lien Term Loan, 10.729%,
    8/24/12 ......................................................     United States          900,000           914,076        0.08
  K&F Acquisition Inc., Term Loan C, 7.08 - 7.34%,
    11/18/12 .....................................................     United States        1,472,404         1,494,269        0.14
  MRO Acquisition Corp. (Piedmont), First Lien Term Loan,
    7.48%, 8/27/10 ...............................................     United States        2,354,140         2,377,940        0.21
  Onex Wind Finance LP (Mid-Western Aircraft), Term Loan B,
    7.318%, 12/31/11 .............................................     United States        1,439,128         1,462,226        0.13
  SI International Inc., Term Loan, 6.80 - 6.97%, 2/09/11 ........     United States        1,288,127         1,290,459        0.12
  Vought Aircraft Industries Inc., Term Loan B, 7.50%,
    12/22/11 .....................................................     United States        5,311,765         5,369,185        0.49
                                                                                                            -----------     -------
                                                                                                             29,239,997        2.64
                                                                                                            -----------     -------
  AIRLINES
  United Air Lines Inc.,
      Delay Draw, 8.75%, 2/01/12 .................................     United States          225,000           229,507        0.02
      Term Loan B, 8.625%, 2/01/12 ...............................     United States        1,575,000         1,606,547        0.15
                                                                                                            -----------     -------
                                                                                                              1,836,054        0.17
                                                                                                            -----------     -------
  ALUMINUM
  Novelis Corp., U.S. Term Loan, 6.44%, 1/09/12 ..................     United States        3,591,799         3,626,603        0.33
  Novelis Inc., Canadian Term Loan, 6.44%, 1/09/12 ...............        Canada            2,068,005         2,088,044        0.19
                                                                                                            -----------     -------
                                                                                                              5,714,647        0.52
                                                                                                            -----------     -------
  APPAREL/FOOTWEAR
c Easton Bell Sports Inc., Term Loan B, 6.60 - 6.81%,
    3/16/12 ......................................................     United States        1,050,000         1,064,080        0.10
  St. John Knits International Inc., Term Loan B, 7.25%,
    3/23/12 ......................................................     United States          871,551           879,264        0.08


                                          Quarterly Statement of Investments | 3

Franklin Floating Rate Master Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            % OF
  FRANKLIN FLOATING RATE MASTER SERIES                                       COUNTRY    PRINCIPAL AMOUNT a    VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
b SENIOR FLOATING RATE INTERESTS (CONTINUED)
  APPAREL/FOOTWEAR (CONTINUED)
  Warnaco Inc., Term Loan, 6.24 - 8.25%, 1/31/13 ....................     United States     $ 2,700,000    $ 2,712,798         0.24
  The William Carter Co., Term Loan B, 6.559 - 6.758%,
    7/14/12 .........................................................     United States       4,451,484      4,493,195         0.41
                                                                                                           -----------     --------
                                                                                                             9,149,337         0.83
                                                                                                           -----------     --------
  AUTO PARTS: ORIGINAL EQUIPMENT MANUFACTURER
  Accuride Corp., Term Loan B, 7.188%, 1/31/12 ......................     United States       2,412,364      2,445,534         0.22
  Cooper Standard Automotive Inc.,
      Term Loan B, 7.50%, 12/23/11 ..................................        Canada           3,243,541      3,237,897         0.29
      Term Loan C, 7.50%, 12/23/11 ..................................     United States       5,181,069      5,172,053         0.47
  Key Plastics LLC and Key Safety Inc., First Lien Term Loan,
    7.81 - 7.85%, 6/25/10 ...........................................     United States       1,336,886      1,331,886         0.12
c Lear Corp., Term Loan B, 9.25%, 3/23/12 ...........................     United States       1,700,000      1,702,210         0.15
  Mark IV Industries (Dayco Products LLC), Term Loan B,
    7.00 - 8.10%, 6/21/11 ...........................................     United States       3,915,976      3,969,821         0.36
  Tenneco Automotive Inc.,
      L/C Term Loan, 7.076%, 12/12/10 ...............................     United States       1,068,966      1,093,370         0.10
      Term Loan B, 7.02%, 12/12/10 ..................................     United States       2,433,436      2,488,992         0.23
  TRW Automotive Inc.,
      Term Loan B, 6.25%, 6/30/12 ...................................     United States       3,209,375      3,225,133         0.29
      Term Loan B2, 6.125%, 6/30/12 .................................     United States         997,500      1,002,398         0.09
      Term Loan E, 6.00%, 10/31/10 ..................................     United States       3,443,825      3,443,825         0.31
                                                                                                           -----------     --------
                                                                                                            29,113,119         2.63
                                                                                                           -----------     --------
  AUTOMOTIVE AFTERMARKET
  Affinia Group Inc., Term Loan B, 8.13%, 11/30/11 ..................     United States       5,003,323      4,973,654         0.45
  United Components Inc., Term Loan C, 7.22%, 6/30/10 ...............     United States       2,675,634      2,689,253         0.24
                                                                                                           -----------     --------
                                                                                                             7,662,907         0.69
                                                                                                           -----------     --------
  BEVERAGES: ALCOHOLIC
  Constellation Brands Inc., Term Loan B, 6.313 - 6.375%,
    12/22/11 ........................................................     United States       6,097,187      6,141,819         0.56
  Southern Wine & Spirits of America Inc., Term Loan B, 6.48%,
    5/31/12 .........................................................     United States       2,202,093      2,222,594         0.20
                                                                                                           -----------     --------
                                                                                                             8,364,413         0.76
                                                                                                           -----------     --------
  BEVERAGES: NON-ALCOHOLIC
  Dr. Pepper Bottling Co. of Texas, Term Loan, 6.929%,
    12/18/10 ........................................................     United States       2,072,158      2,100,256         0.19
                                                                                                           -----------     --------
  BROADCASTING
  Alliance Atlantis Communications Inc., Term Loan C, 6.479%,
    12/17/11 ........................................................     United States       2,970,000      2,979,385         0.27
  Emmis Operating Co., Term Loan B, 6.68 - 8.50%,
    11/10/11 ........................................................     United States       2,926,747      2,952,063         0.27
  Entravision Communications Corp., Term Loan B, 6.49%,
    3/29/12 .........................................................     United States       8,557,000      8,640,431         0.78


4 | Quarterly Statement of Investments

Franklin Floating Rate Master Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            % OF
  FRANKLIN FLOATING RATE MASTER SERIES                                        COUNTRY     PRINCIPAL AMOUNT a    VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
b SENIOR FLOATING RATE INTERESTS (CONTINUED)
  BROADCASTING (CONTINUED)
  Gray Television Inc.,
      Incremental Facility Loan, 6.48%, 5/22/13 ......................     United States     $ 1,371,563     $ 1,386,910        0.12
      Term Loan B, 6.49%, 11/22/12 ...................................     United States         522,156         527,696        0.05
c LBI Media Inc., Term Loan B, 8.25%, 3/31/12 ........................     United States       1,000,000       1,003,360        0.09
  Mission Broadcasting Inc., Term Loan B, 6.729%,
    10/01/12 .........................................................     United States       3,823,967       3,831,577        0.35
  NEP Supershooters LP, First Lien Term Loan, 8.69 - 8.98%,
    2/03/11 ..........................................................     United States         970,132         984,811        0.09
  Nexstar Broadcasting Inc., Term Loan B, 6.729%,
    10/01/12 .........................................................     United States       3,803,594       3,811,163        0.34
  NextMedia Inc.,
      Delay Draw, 6.838%, 11/15/12 ...................................     United States         551,077         557,191        0.05
      Term Loan B, 6.901%, 11/08/12 ..................................     United States       1,239,923       1,250,177        0.11
  Spanish Broadcasting System Inc, Term Loan B, 6.73%,
    6/11/12 ..........................................................     United States       1,980,000       2,001,186        0.18
                                                                                                             -----------     -------
                                                                                                              29,925,950        2.70
                                                                                                             -----------     -------
  BUILDING PRODUCTS
  Building Materials Holding Corp., Term Loan B, 6.73%,
    8/21/10 ..........................................................     United States         972,500         976,808        0.09
  Euramax International Inc., Domestic Term Loan, 7.688%,
    6/29/12 ..........................................................     United States       5,147,036       5,178,896        0.47
  Goodman Global Holdings Inc., Term Loan C, 6.938%,
    12/23/11 .........................................................     United States       2,823,464       2,823,464        0.25
  Headwaters Inc., Term Loan B, 7.08%, 4/30/11 .......................     United States       3,533,951       3,577,242        0.32
  NCI Building Systems Inc., Term Loan B, 6.71%, 6/18/10 .............     United States       4,640,000       4,659,442        0.42
  Nortek Inc., Term Loan, 6.69 - 8.75%, 8/27/11 ......................     United States       8,878,631       8,966,795        0.81
                                                                                                             -----------     -------
                                                                                                              26,182,647        2.36
                                                                                                             -----------     -------
  CABLE/SATELLITE TELEVISION
  Atlantic Broadband Finance LLC, Term Loan B-1, 7.62%,
    8/06/11 ..........................................................     United States       1,250,000       1,262,100        0.11
  Bresnan Communications LLC, Term Loan B, 6.83 - 6.99%,
    9/29/13 ..........................................................     United States       1,100,000       1,115,499        0.10
d Century Cable (Adelphia),
      Discretionary Term Loan, 9.75%, 12/31/09 .......................     United States       4,500,000       4,398,750        0.40
      Term Loan B, 9.75%, 6/30/09 ....................................     United States       3,000,000       2,932,500        0.26
c Charter Communications Operating LLC, Term Loan B, 7.755%,
    4/28/13 ..........................................................     United States      11,008,399      11,046,708        1.00
  CSC Holdings Inc. (Cablevision), Incremental Term Loan,
    6.58 - 6.74%, 3/29/13 ............................................     United States      13,200,000      13,271,280        1.20
  DIRECTV Holdings LLC, Term Loan B, 6.423%, 4/13/13 .................     United States       6,633,333       6,699,401        0.61
  Insight Midwest Holdings LLC,
      Term Loan A, 6.25%, 6/30/09 ....................................     United States       3,806,756       3,821,488        0.34
      Term Loan C, 7.00%, 12/31/09 ...................................     United States       1,955,000       1,979,242        0.18
  Intelsat (Bermuda) Ltd., Senior Term Loan Facility, 6.75%,
    7/28/11 ..........................................................        Bermuda          7,418,625       7,450,005        0.67


                                          Quarterly Statement of Investments | 5

Franklin Floating Rate Master Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            % OF
  FRANKLIN FLOATING RATE MASTER SERIES                                        COUNTRY     PRINCIPAL AMOUNT a    VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
b SENIOR FLOATING RATE INTERESTS (CONTINUED)
  CABLE/SATELLITE TELEVISION (CONTINUED)
c Mediacom Broadband (MCC Iowa),
      Delay Draw, 8.50%, 1/31/15 .....................................     United States     $ 1,200,000     $ 1,202,964        0.11
      Term Loan C, 8.50%, 1/31/15 ....................................     United States       3,882,513       3,892,102        0.35
c Mediacom LLC, Term Loan B, 8.50%, 1/31/15 ..........................     United States       2,287,500       2,290,154        0.21
d Olympus Cable Holdings LLC (Adelphia), Term Loan B, 9.75%,
    9/30/10 ..........................................................     United States       2,000,000       1,972,500        0.18
  Panamsat Corp., Term Loan B1, 6.81 - 6.90%, 8/01/11 ................     United States       6,433,735       6,513,706        0.59
  Persona Communications Inc., Term Loan, 7.96%,
    7/30/11 ..........................................................        Canada           3,447,500       3,486,388        0.31
c UPC Financing Partnership,
      Term Loan J2, 8.75%, 3/31/13 ...................................      Netherlands        4,356,000       4,386,144        0.40
      Term Loan K2, 8.75%, 12/31/13 ..................................      Netherlands        4,356,000       4,386,144        0.40
c WideOpenWest Finance LLC, Term Loan B, 9.00%,
    4/29/13 ..........................................................     United States         800,000         800,000        0.07
                                                                                                             -----------     -------
                                                                                                              82,907,075        7.49
                                                                                                             -----------     -------
  CASINOS/GAMING
  Boyd Gaming Corp., Term Loan B, 6.479 - 6.61%, 6/30/11 .............     United States         466,377         471,609        0.04
  CCM Merger Inc. (MotorCity Casino), Term Loan B,
    6.80 - 6.965%, 7/23/12 ...........................................     United States       2,867,027       2,876,603        0.26
  Global Cash Access LLC, Term Loan B, 6.75%, 3/10/10 ................     United States       1,615,586       1,634,601        0.15
  Greektown Casinos LLC, Term Loan B, 7.55%, 12/03/12 ................     United States       2,677,386       2,706,087        0.24
  Isle of Capri Black Hawk LLC, Term Loan, 6.68 - 7.03%,
    10/24/11 .........................................................     United States       3,076,529       3,097,203        0.28
  Penn National Gaming Inc., Term Loan B, 6.26 - 6.86%,
    10/03/12 .........................................................     United States       5,164,025       5,240,866        0.47
  Venetian Casino Resorts,
      Delay Draw, 6.73%, 8/17/11 .....................................     United States       1,316,239       1,334,153        0.12
      Term Loan B, 6.73%, 8/17/11 ....................................     United States       6,383,761       6,470,644        0.59
c VML US Finance LLC,
      Delay Draw, 9.50%, 4/04/12 .....................................     United States       2,766,667       2,772,919        0.25
      Term Loan B, 9.50%, 4/04/13 ....................................     United States       5,533,333       5,600,619        0.51
                                                                                                             -----------     -------
                                                                                                              32,205,304        2.91
                                                                                                             -----------     -------
  CATALOG/SPECIALTY DISTRIBUTION
  Affinity Group Inc., Term Loan, 7.31 - 7.50%, 6/17/09 ..............     United States         782,321         791,576        0.07
  Oriental Trading Co. Inc., Term Loan B, 6.813 - 7.25%,
    8/04/10 ..........................................................     United States       1,749,627       1,760,702        0.16
                                                                                                             -----------     -------
                                                                                                               2,552,278        0.23
                                                                                                             -----------     -------
  CHEMICALS: MAJOR DIVERSIFIED
  Basell B.V.,
      Term Loan B4, 7.31%, 8/01/13 ...................................      Netherlands          100,000         101,462        0.01
      Term Loan C4, 7.668%, 8/01/14 ..................................      Netherlands          100,000         101,452        0.01
  Basell USA Inc.,
      Term Loan B2, 7.31%, 8/01/13 ...................................     United States         500,000         507,310        0.05
      Term Loan C2, 7.668%, 8/01/14 ..................................     United States         500,000         507,260        0.05


6 | Quarterly Statement of Investments

Franklin Floating Rate Master Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            % OF
  FRANKLIN FLOATING RATE MASTER SERIES                                        COUNTRY     PRINCIPAL AMOUNT a     VALUE    NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
b SENIOR FLOATING RATE INTERESTS (CONTINUED)
  CHEMICALS: MAJOR DIVERSIFIED (CONTINUED)
  BCP Crystal US Holdings Corp. (Celanese), Term Loan B,
    6.979%, 4/06/11 ..................................................     United States     $ 5,581,533     $ 5,640,474        0.51
  Huntsman International LLC, Term Loan B, 6.679%,
    8/16/12 ..........................................................     United States       8,996,605       9,041,048        0.82
  Ineos US Finance LLC,
      Term Loan B2, 7.339%, 12/16/13 .................................     United States       1,700,000       1,720,910        0.15
      Term Loan C2, 7.839%, 12/23/14 .................................     United States       1,700,000       1,721,284        0.15
  Invista Canada Co., Term Loan B2, 6.75%, 4/29/11 ...................        Canada           1,004,635       1,012,230        0.09
  Invista SARL, Term Loan B1, 6.75%, 4/29/11 .........................      Luxembourg         1,976,337       1,991,277        0.18
                                                                                                             -----------     -------
                                                                                                              22,344,707        2.02
                                                                                                             -----------     -------
  CHEMICALS: SPECIALTY
  Brenntag Holding GM,
      Acquisition Facility, 7.44%, 12/23/13 ..........................        Germany            451,636         458,863        0.04
      Term Loan B2, 7.44%, 12/23/13 ..................................     United States       1,848,364       1,878,085        0.17
  Columbian Chemicals Co., Term Loan B, 6.688%, 3/16/13 ..............     United States       1,000,000       1,008,150        0.09
  Compass Minerals Group Inc., Term Loan, 6.48 - 6.50%,
    12/22/12 .........................................................     United States       3,197,700       3,219,380        0.29
  Hexion Specialty Chemicals Inc.,
      Tranche B-1, 7.50%, 5/31/12 ....................................     United States       2,674,318       2,702,532        0.25
      Tranche B-3 Credit Link, 4.729%, 5/31/12 .......................     United States         703,768         711,193        0.06
  ISP Chemco Inc., Term Loan, 6.50%, 2/16/13 .........................     United States       2,100,000       2,121,315        0.19
  Nalco Co., Term Loan B, 6.48 - 6.60%, 11/04/10 .....................     United States       6,763,342       6,837,198        0.62
  Polymer Group Inc., Term Loan, 7.215%, 11/22/12 ....................     United States       1,012,463       1,019,185        0.09
  Resolution Europe B.V. (Hexion), Tranche B-2, 7.50%,
    5/31/12 ..........................................................      Netherlands        4,051,240       4,093,980        0.37
  Rockwood Specialties Group Inc., Term Loan E, 7.126%,
    7/30/12 ..........................................................     United States       4,252,025       4,304,878        0.39
                                                                                                             -----------     -------
                                                                                                              28,354,759        2.56
                                                                                                             -----------     -------
  COAL
  Alpha Natural Resources LLC, Term Loan B, 6.32%,
    10/26/12 .........................................................     United States       2,294,250       2,310,952        0.21
  Foundation Coal, Term Loan B, 6.44 - 6.75%, 7/30/11 ................     United States       1,526,424       1,547,534        0.14
  Walter Industries Inc., Term Loan B, 6.69 - 7.12%,
    10/03/12 .........................................................     United States       1,448,211       1,460,086        0.13
                                                                                                             -----------     -------
                                                                                                               5,318,572        0.48
                                                                                                             -----------     -------
  COMMERCIAL PRINTING/FORMS
  American Reprographics, Term Loan C, 6.70 - 8.50%,
    6/18/09 ..........................................................     United States       2,223,057       2,238,351        0.20
  Merrill Communications LLC, Term Loan B, 7.229 - 7.25%,
    5/15/11 ..........................................................     United States       1,197,000       1,206,229        0.11
                                                                                                             -----------     -------
                                                                                                               3,444,580        0.31
                                                                                                             -----------     -------


                                          Quarterly Statement of Investments | 7

Franklin Floating Rate Master Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            % OF
  FRANKLIN FLOATING RATE MASTER SERIES                                        COUNTRY    PRINCIPAL AMOUNT a     VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
b SENIOR FLOATING RATE INTERESTS (CONTINUED)
  CONSTRUCTION MATERIALS
  Gibraltar Industries Inc., Term Loan B, 6.688 - 8.50%,
    12/08/10 .........................................................     United States     $ 1,995,000     $ 2,009,564        0.18
  St. Marys Cement Inc., Term Loan B, 6.979%, 12/04/09 ...............        Canada           3,416,188       3,469,566        0.32
                                                                                                             -----------     -------
                                                                                                               5,479,130        0.50
                                                                                                             -----------     -------
  CONSUMER SUNDRIES
  Central Garden & Pet Co., Term Loan B, 6.34 - 6.53%,
    9/30/12 ..........................................................     United States       1,737,041       1,746,856        0.16
  Meow Mix Co., Term Loan B, 8.18%, 7/13/11 ..........................     United States         689,456         693,924        0.06
c Nutro Products Inc., Term Loan B, 8.75%, 4/23/13 ...................     United States       2,800,000       2,827,552        0.26
                                                                                                             -----------     -------
                                                                                                               5,268,332        0.48
                                                                                                             -----------     -------
  CONTAINERS/PACKAGING
  ACI Operations Property Ltd. (Owens Illinois), Term Loan A,
    6.61%, 4/01/07 ...................................................       Australia         3,990,556       4,008,673        0.36
  Atlantis Plastics Inc., First Lien Term Loan, 7.59%,
    9/22/11 ..........................................................     United States         990,000         999,831        0.09
  Berry Plastics Corp., Term Loan, 6.84%, 12/02/11 ...................     United States       1,985,000       2,016,819        0.18
  BSN Glasspack S.A. (Owens Illinois), Term Loan C-1, 6.78%,
    4/01/08 ..........................................................        France           1,693,704       1,702,646        0.16
  Crown Americas LLC, Term Loan B, 6.44%, 11/15/12 ...................     United States       1,000,000       1,006,290        0.09
  Graham Packaging Co.,
      First Lien Term Loan, 6.938 - 7.25%, 10/07/11 ..................     United States       7,900,131       8,012,313        0.73
      Incremental Term Loan B, 7.375%, 10/07/11 ......................     United States         900,000         912,807        0.08
  Graphic Packaging International Corp., Term Loan C,
    6.99 - 7.62%, 8/08/10 ............................................     United States       1,475,827       1,499,927        0.14
  Intertape Polymer Group Inc., Term Loan B, 7.14 - 7.278%,
    7/28/11 ..........................................................     United States       4,728,000       4,786,769        0.43
  Owens-Brockway Glass Container Inc., Term Loan B, 6.71%,
    4/01/08 ..........................................................     United States       3,006,076       3,022,760        0.27
  Smurfit-Stone Container Canada Inc.,
      Term Loan C, 7.125%, 11/01/11 ..................................        Canada             636,185         647,165        0.06
      Term Loan C-1, 7.125%, 11/01/11 ................................        Canada             212,943         216,597        0.02
  Smurfit-Stone Container Enterprises,
      L/C Term Loan, 4.73%, 11/01/10 .................................     United States         261,990         266,517        0.02
      Term Loan B, 7.125 - 7.25%, 11/01/11 ...........................     United States       1,875,303       1,907,670        0.17
                                                                                                             -----------     -------
                                                                                                              31,006,784        2.80
                                                                                                             -----------     -------
  DATA PROCESSING SERVICES
  InfoUSA Inc., Term Loan B, 6.75%, 2/14/12 ..........................     United States       2,952,754       2,970,529        0.27
                                                                                                             -----------     -------
  DEPARTMENT STORES
  Neiman Marcus Group Inc., Term Loan, 7.34%, 4/06/13 ................     United States       3,132,911       3,183,195        0.29
  Sears Canada Inc., Delay Draw, 6.712%, 12/22/12 ....................        Canada           2,400,000       2,421,360        0.22
                                                                                                             -----------     -------
                                                                                                               5,604,555        0.51
                                                                                                             -----------     -------


8 | Quarterly Statement of Investments

Franklin Floating Rate Master Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             % OF
  FRANKLIN FLOATING RATE MASTER SERIES                                       COUNTRY    PRINCIPAL AMOUNT a     VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
b SENIOR FLOATING RATE INTERESTS (CONTINUED)
  DIVERSIFIED TELECOMMUNICATION SERVICES
  Alaska Communications Systems Holdings Inc.,
      2006-1 Incremental Facility Loan, 6.729%, 2/01/12 .............     United States     $   300,000     $   302,085        0.03
      Incremental Term Loan, 6.729%, 2/01/12 ........................     United States         728,567         735,306        0.07
      Term Loan, 6.729%, 2/01/12 ....................................     United States       2,357,133       2,378,937        0.21
  Cincinnati Bell Inc., Term Loan, 6.21 - 6.514%, 8/31/12 ...........     United States       2,089,500       2,105,401        0.19
  Consolidated Communications Inc., Term Loan D,
    6.52 - 6.729%, 10/14/11 .........................................     United States       1,000,000       1,010,160        0.09
  Hawaiian Telecom Communications Inc.,
    e Term Loan A, 7.23%, 4/30/12 ...................................     United States       1,450,000       1,452,769        0.13
      Term Loan B, 7.23%, 10/31/12 ..................................     United States       1,525,000       1,540,662        0.14
  Qwest Corp., Term Loan A, 9.651%, 6/30/07 .........................     United States         400,000         406,892        0.04
  Wind Telecomunicazioni SpA,
      Term Loan B, 8.282%, 9/30/13 ..................................         Italy           3,150,000       3,162,789        0.28
      Term Loan C, 7.305%, 9/30/14 ..................................         Italy           3,150,000       3,171,294        0.29
                                                                                                            -----------     -------
                                                                                                             16,266,295        1.47
                                                                                                            -----------     -------
  DRUG STORE CHAINS
  The Jean Coutu Group Inc. (PJC), Term Loan B, 7.50 - 7.625%,
    7/30/11 .........................................................        Canada           1,195,314       1,205,988        0.11
                                                                                                            -----------     -------
  ELECTRIC UTILITIES
  Allegheny Energy Supply Co. LLC, Term Loan C, 6.16 - 6.43%,
    3/08/11 .........................................................     United States       2,894,606       2,897,819        0.26
  Astoria Generating Co. Acquisitions LLC,
      L/C Term Loan, 6.94%, 2/23/11 .................................     United States         284,264         288,039        0.03
      Term Loan B, 6.87 - 6.94%, 2/23/13 ............................     United States       1,315,736       1,333,998        0.12
c LSP General Finance Co. LLC,
      Delay Draw, 8.50%, 5/04/13 ....................................     United States          92,929          93,640        0.01
      Term Loan, 8.50%, 5/04/13 .....................................     United States       2,207,071       2,223,955        0.20
  Midwest Generation LLC, Term Loan, 6.50 - 6.86%,
    4/27/11 .........................................................     United States       1,468,241       1,495,124        0.13
  Mirant North America LLC, Term Loan, 6.599%, 1/03/13 ..............     United States       1,296,750       1,309,731        0.12
  NRG Energy Inc.,
      Credit Link, 6.979%, 2/01/13 ..................................     United States       3,453,333       3,497,122        0.32
      Term Loan B, 6.82%, 2/01/13 ...................................     United States      13,146,667      13,313,235        1.20
  Pike Electric Inc.,
      Term Loan B, 6.375%, 7/02/12 ..................................     United States         548,039         553,876        0.05
      Term Loan C, 6.438%, 12/10/12 .................................     United States         311,961         315,667        0.03
  Plum Point Energy Associates LLC,
      L/C Term Loan, 8.167%, 3/14/14 ................................     United States         291,429         293,556        0.03
      Term Loan, 8.25%, 3/14/14 .....................................     United States       1,208,571       1,217,394        0.11
  Quanta Services Inc., Term Loan B, 4.93 - 7.92%,
    6/19/08 .........................................................     United States       2,940,000       2,970,605        0.27
  Thermal North America Inc., Term Loan B, 6.73%,
    10/12/13 ........................................................     United States       1,593,522       1,595,291        0.14
                                                                                                            -----------     -------
                                                                                                             33,399,052        3.02
                                                                                                            -----------     -------


                                          Quarterly Statement of Investments | 9

Franklin Floating Rate Master Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             % OF
  FRANKLIN FLOATING RATE MASTER SERIES                                       COUNTRY    PRINCIPAL AMOUNT a     VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
b SENIOR FLOATING RATE INTERESTS (CONTINUED)
  ELECTRICAL PRODUCTS
  Enersys Capital Inc., Term Loan D, 6.671 - 7.03%,
    3/17/11 ..........................................................     United States     $ 2,684,576     $ 2,718,482        0.25
                                                                                                             -----------     -------
  ELECTRONICS/APPLIANCES
  DEI Sales Inc., Term Loan, 7.02 - 9.00%, 6/17/10 ...................     United States         941,312         951,854        0.09
  Eastman Kodak Co., Term Loan B1, 7.101 - 7.33%,
    10/18/12 .........................................................     United States       6,011,874       6,072,053        0.55
  Jarden Corp.,
      Term Loan B1, 6.99%, 1/24/12 ...................................     United States         768,039         775,482        0.07
      Term Loan B2, 6.74%, 1/24/12 ...................................     United States       5,416,754       5,453,696        0.49
  Oreck Corp., Term Loan B, 7.73%, 2/02/12 ...........................     United States       1,798,275       1,806,169        0.16
                                                                                                             -----------     -------
                                                                                                              15,059,254        1.36
                                                                                                             -----------     -------
  ENGINEERING & CONSTRUCTION
  Washington Group International Inc., Synthetic Term Loan,
    4.879%, 6/13/10 ..................................................     United States         700,000         702,646        0.06
                                                                                                             -----------     -------
  ENVIRONMENTAL SERVICES
  Allied Waste North America Inc.,
      Credit Link, 4.88%, 1/15/12 ....................................     United States       3,140,172       3,150,032        0.29
    e Revolver, 7.60 - 9.50%, 1/15/10 ................................     United States         159,260         158,074        0.01
      Term Loan B, 6.48 - 6.86%, 1/15/12 .............................     United States       8,088,103       8,113,499        0.73
  Duratek Inc., Term Loan B, 7.813 - 7.938%, 12/16/09 ................     United States       1,399,045       1,403,578        0.13
  Envirocare of Utah LLC, Term Loan B, 7.85%, 4/12/10 ................     United States       2,102,273       2,129,014        0.19
  EnviroSolutions Inc., Term Loan B, 8.39 - 8.545%,
    7/07/12 ..........................................................     United States       2,830,882       2,869,495        0.26
  IESI Corp., Term Loan B, 6.52 - 6.818%, 1/21/12 ....................     United States         900,000         910,494        0.08
  Synagro Technologies Inc.,
      Delay Draw, 7.325%, 4/29/12 ....................................     United States         185,714         186,665        0.02
      Term Loan B, 7.34%, 4/29/12 ....................................     United States       1,114,286       1,119,991        0.10
                                                                                                             -----------     -------
                                                                                                              20,040,842        1.81
                                                                                                             -----------     -------
  FINANCE/RENTAL/LEASING
c Avis Budget Car Rental, Term Loan, 8.00%, 4/19/12 ..................     United States       5,100,000       5,087,352        0.46
  Baker Tanks Inc., Term Loan, 7.20 - 7.50%, 11/23/12 ................     United States         666,295         673,777        0.06
  Hertz Corp.,
      Credit Link, 4.93%, 12/21/12 ...................................     United States         544,444         548,348        0.05
      Term Loan B, 6.96 - 7.26%, 12/21/12 ............................     United States       3,708,173       3,734,761        0.34
  J.G. Wentworth LLC, Term Loan, 8.545%, 4/12/11 .....................     United States       1,700,000       1,725,704        0.15
                                                                                                             -----------     -------
                                                                                                              11,769,942        1.06
                                                                                                             -----------     -------
  FINANCIAL CONGLOMERATES
  Fidelity National Information Services Inc., Term Loan B,
    6.602%, 3/09/13 ..................................................     United States      11,578,191      11,677,763        1.06
                                                                                                             -----------     -------


10 | Quarterly Statement of Investments

Franklin Floating Rate Master Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             % OF
  FRANKLIN FLOATING RATE MASTER SERIES                                     COUNTRY     PRINCIPAL AMOUNT a      VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
b SENIOR FLOATING RATE INTERESTS (CONTINUED)
  FOOD DISTRIBUTORS
  OSI Group LLC,
      Dutch Term Loan, 6.829 - 6.979%, 9/02/11 ....................      Netherlands      $   547,222       $   554,123        0.05
      German Term Loan, 6.829 - 6.979%, 9/02/11 ...................        Germany            437,778           443,298        0.04
      U.S. Term Loan, 6.829 - 6.979%, 9/02/11 .....................     United States         985,000           997,421        0.09
                                                                                                            -----------     -------
                                                                                                              1,994,842        0.18
                                                                                                            -----------     -------
  FOOD: MAJOR DIVERSIFIED
  Birds Eye Foods Inc. (Agrilink Foods), Term Loan B, 7.75%,
    6/30/08 .......................................................     United States         916,515           925,643        0.08
  Chiquita Brands LLC, Term Loan C, 7.00%, 6/28/12 ................     United States       2,282,750         2,294,643        0.21
  Del Monte Corp., Term Loan B, 6.50%, 2/08/12 ....................     United States       1,980,000         1,984,455        0.18
  Dole Food Co. Inc., Term Loan B, 6.688 - 8.50%, 4/12/13 .........        Bermuda          1,372,759         1,371,949        0.12
  Dunkin Brands Inc., Term Loan B, 7.326%, 3/01/13 ................     United States       1,400,000         1,400,448        0.13
  Pinnacle Foods Holding Corp., Term Loan B, 8.20 - 8.24%,
    11/25/10 ......................................................     United States       5,543,830         5,628,096        0.51
  Solvest Ltd. (Dole),
      L/C, 4.92%, 4/12/13 .........................................        Bermuda            610,115           609,755        0.06
      Term Loan C, 6.688 - 8.50%, 4/12/13 .........................        Bermuda          4,575,863         4,573,164        0.41
                                                                                                            -----------     -------
                                                                                                             18,788,153        1.70
                                                                                                            -----------     -------
  FOOD: MEAT/FISH/DAIRY
  American Seafood Group LLC,
      Term Loan B1, 6.729%, 9/30/12 ...............................     United States         444,454           449,956        0.04
      Term Loan B2, 6.858%, 10/05/12 ..............................     United States         315,309           319,212        0.03
c Bumble Bee Foods LLC, Term Loan B, 8.50%, 5/02/12 ...............     United States         800,000           803,848        0.07
  Michael Foods Inc., Term Loan B1, 6.671 - 7.032%,
    11/21/10 ......................................................     United States         912,752           922,938        0.09
                                                                                                            -----------     -------
                                                                                                              2,495,954        0.23
                                                                                                            -----------     -------
  FOOD: SPECIALTY/CANDY
  Otis Spunkmeyer Inc., Term Loan B, 7.59 - 7.75%,
    6/30/11 .......................................................     United States       2,944,654         2,976,338        0.27
  Reddy Ice Group Inc., Term Loan, 6.795%, 4/12/12 ................     United States       1,015,000         1,024,825        0.09
                                                                                                            -----------     -------
                                                                                                              4,001,163        0.36
                                                                                                            -----------     -------
  FOREST PRODUCTS
  Roseburg Forest Products (RLC Industries), Term Loan B,
    6.479%, 2/24/10 ...............................................     United States       1,841,786         1,850,663        0.17
                                                                                                            -----------     -------
  HOME FURNISHINGS
  Knoll Inc., Term Loan, 6.729%, 10/03/12 .........................     United States       1,481,488         1,498,896        0.13
  National Bedding Co. LLC, Term Loan, 6.91 - 6.92%,
    8/31/11 .......................................................     United States       2,964,537         2,990,240        0.27
  Sealy Mattress Co., Term Loan D, 6.50 - 6.79%, 4/14/13 ..........     United States       2,610,010         2,635,927        0.24
  Simmons Holdings Inc., Term Loan C, 7.25%, 12/19/11 .............     United States       2,160,494         2,189,790        0.20
                                                                                                            -----------     -------
                                                                                                              9,314,853        0.84
                                                                                                            -----------     -------


                                         Quarterly Statement of Investments | 11

Franklin Floating Rate Master Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             % OF
  FRANKLIN FLOATING RATE MASTER SERIES                                        COUNTRY     PRINCIPAL AMOUNT a    VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
b SENIOR FLOATING RATE INTERESTS (CONTINUED)
  HOME IMPROVEMENT CHAINS
  Harbor Freight Tools USA Inc., Term Loan B, 6.651%,
    7/31/10 ..........................................................     United States     $ 1,664,904     $ 1,667,002        0.15
                                                                                                             -----------     -------
  HOMEBUILDING
  CONTECH Construction Products Inc., Term Loan B,
    6.80 - 7.00%, 12/07/10 ...........................................     United States       1,513,863       1,531,439        0.14
  Propex Fabrics Inc., Term Loan B, 7.00%, 7/31/12 ...................     United States       1,051,346       1,061,734        0.09
  Stile Acquisition Corp. (Masonite), Canadian Term Loan,
    6.979 - 7.108%, 4/05/13 ..........................................        Canada           5,539,282       5,500,064        0.50
  Stile U.S. Acquisition Corp. (Masonite), U.S. Term Loan,
    6.979 - 7.108%, 4/05/13 ..........................................     United States       5,548,718       5,509,433        0.50
                                                                                                             -----------     -------
                                                                                                              13,602,670        1.23
                                                                                                             -----------     -------
  HOSPITAL/NURSING MANAGEMENT
  Community Health Systems Inc., Term Loan B, 6.56%,
    8/19/11 ..........................................................     United States         985,000         997,972        0.09
  Iasis Healthcare LLC, Term Loan B, 6.777 - 7.264%,
    6/22/11 ..........................................................     United States       2,308,875       2,337,113        0.21
  LifePoint Hospitals Inc., Term Loan B, 6.185%, 4/15/12 .............     United States       8,194,112       8,259,829        0.74
  MedCath Corp., Term Loan B, 7.498 - 9.00%, 6/30/11 .................     United States         407,500         408,445        0.04
  Vanguard Health Holding Co. II LLC, Term Loan C, 6.95%,
    9/23/11 ..........................................................     United States       5,436,465       5,512,065        0.50
                                                                                                             -----------     -------
                                                                                                              17,515,424        1.58
                                                                                                             -----------     -------
  HOTEL/RESORTS/CRUISELINES
  Flag Luxury Properties (Anguilla) LLC, First Lien Term Loan,
    8.19%, 3/21/11 ...................................................     United States         800,000         807,416        0.07
  Hilton Hotels Corp., Term Loan B, 6.145 - 6.375%,
    2/22/13 ..........................................................     United States       2,160,000       2,170,973        0.20
  Kuilima Resort Co. (Turtle Bay), First Lien Term Loan, 7.75%,
    9/30/10 ..........................................................     United States       1,186,339       1,192,792        0.11
                                                                                                             -----------     -------
                                                                                                               4,171,181        0.38
                                                                                                             -----------     -------
  HOUSEHOLD/PERSONAL CARE
  Acco Brands Corp., Term Loan B, 6.52 - 6.827%, 8/17/12 .............     United States       2,634,704       2,642,319        0.24
  American Safety Razor Co., Term Loan B, 7.56%, 2/20/12 .............     United States         928,056         937,837        0.08
  Prestige Brands Inc., Term Loan B, 7.23 - 9.00%,
    4/06/11 ..........................................................     United States       2,398,853       2,431,339        0.22
  Spectrum Brands Inc., Term Loan B, 7.03 - 7.61%,
    2/06/12 ..........................................................     United States       4,155,299       4,186,464        0.38
                                                                                                             -----------     -------
                                                                                                              10,197,959        0.92
                                                                                                             -----------     -------
  INDUSTRIAL CONGLOMERATES
  Amsted Industries Inc., Term Loan B, 6.94 - 7.01%,
    4/05/13 ..........................................................     United States       1,100,000       1,110,703        0.10
  Day International Group Inc., Term Loan B, 7.48%,
    12/05/12 .........................................................     United States         767,464         776,889        0.07


12 | Quarterly Statement of Investments

Franklin Floating Rate Master Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             % OF
  FRANKLIN FLOATING RATE MASTER SERIES                                     COUNTRY     PRINCIPAL AMOUNT a      VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
b SENIOR FLOATING RATE INTERESTS (CONTINUED)
  INDUSTRIAL CONGLOMERATES (CONTINUED)
  FCI USA,
      Term Loan B 1, 7.725%, 11/01/13 ............................      United States     $  1,350,000     $  1,368,036         0.12
      Term Loan C 1, 8.225%, 10/31/14 ............................      United States        1,350,000        1,367,536         0.12
      Term Loan D 1, 10.475%, 5/01/15 ............................      United States          300,000          307,269         0.03
  Invensys (BTR Dunlop),
      Bonding Facility, 7.841%, 3/05/09 ..........................      United States        1,927,064        1,944,908         0.18
      Term Loan B, 8.501%, 9/04/09 ...............................      United States          417,253          422,131         0.04
  Sensata Technologies B.V., Term Loan B, 6.86%, 4/27/13 .........      United States        2,600,000        2,615,678         0.24
  TriMas Corp., Term Loan B, 8.75 - 8.875%, 12/31/09 .............      United States        3,722,505        3,787,649         0.34
                                                                                                           ------------      -------
                                                                                                             13,700,799         1.24
                                                                                                           ------------      -------
  INDUSTRIAL MACHINERY
  CI Acquisition Inc. (Chart Industries), Term Loan B, 6.625%,
    10/17/12 .....................................................      United States          944,444          952,180         0.09
  Colfax Corp., Term Loan B, 7.00%, 11/30/11 .....................      United States          987,736          998,443         0.09
  Dresser Inc., Unsecured Term Loan, 7.99%, 3/01/10 ..............      United States        1,250,000        1,271,354         0.11
  Flowserve Corp., Term Loan B, 6.50 - 6.75%, 8/10/12 ............      United States        3,122,042        3,153,356         0.29
  Mueller Group, Term Loan B, 7.06 - 7.376%, 10/03/12 ............      United States        3,750,314        3,772,778         0.34
  Rexnord Corp., Term Loan, 6.93 - 8.75%, 11/25/09 ...............      United States        1,329,125        1,335,039         0.12
  Sensus Metering Systems Inc.,
      Term Loan B1, 7.22 - 7.58%, 12/17/10 .......................      United States        4,747,826        4,785,809         0.43
      Term Loan B2, 7.22 - 7.44%, 12/17/10 .......................      United States          630,652          635,697         0.06
                                                                                                           ------------      -------
                                                                                                             16,904,656         1.53
                                                                                                           ------------      -------
  INDUSTRIAL SPECIALTIES
  Babcock and Wilcox Co., Synthetic L/C, 4.879%, 2/22/12 .........      United States          800,000          807,280         0.07
                                                                                                           ------------      -------
  INFORMATION TECHNOLOGY SERVICES
  Transfirst Holdings, Term Loan B, 7.563%, 3/31/10 ..............      United States        2,414,202        2,418,764         0.22
                                                                                                           ------------      -------
  INSURANCE BROKERS/SERVICES
  Alliant Resources Group Inc., First Lien Term Loan, 7.875%,
    11/30/11 .....................................................      United States          897,750          900,434         0.08
  HMSC Holdings Corp. (Swett & Crawford), First Lien Term Loan,
    7.827%, 11/11/11 .............................................      United States        1,100,000        1,109,251         0.10
                                                                                                           ------------      -------
                                                                                                              2,009,685         0.18
                                                                                                           ------------      -------
  INVESTMENT BANKS/BROKERS
  Ameritrade Holding Corp., Term Loan B, 6.49%, 12/31/12 .........      United States        7,700,000        7,740,348         0.70
  LPL Holdings Inc., Term Loan B, 7.96 - 8.229%, 6/28/13 .........      United States        1,745,625        1,764,719         0.16
                                                                                                           ------------      -------
                                                                                                              9,505,067         0.86
                                                                                                           ------------      -------
  LIFE/HEALTH INSURANCE
  Conseco Inc., Term Loan, 6.651%, 6/22/10 .......................      United States        1,334,089        1,347,724         0.12
                                                                                                           ------------      -------
  MANAGED HEALTH CARE
  Multiplan Inc., Term Loan B, 6.86%, 4/12/13 ....................      United States        1,600,000        1,615,648         0.15
                                                                                                           ------------      -------


                                         Quarterly Statement of Investments | 13

Franklin Floating Rate Master Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             % OF
  FRANKLIN FLOATING RATE MASTER SERIES                                     COUNTRY      PRINCIPAL AMOUNT a     VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
b SENIOR FLOATING RATE INTERESTS (CONTINUED)
  MARINE SHIPPING
  Horizon Lines LLC, Term Loan C, 7.17%, 7/07/11 .................      United States      $ 1,965,000      $ 1,993,218         0.18
  US Shipping Partners LP, Term Loan, 6.979%, 4/25/09 ............      United States          752,904          759,936         0.07
                                                                                                            -----------      -------
                                                                                                              2,753,154         0.25
                                                                                                            -----------      -------
  MEDIA CONGLOMERATES
  Liberty Group Operating Inc., Term Loan B, 7.25%,
    2/28/12 ......................................................      United States        2,932,866        2,967,004         0.27
  Quebecor Media Inc., Term Loan B, 7.068%, 1/17/13 ..............         Canada            2,394,000        2,416,647         0.22
                                                                                                            -----------      -------
                                                                                                              5,383,651         0.49
                                                                                                            -----------      -------
  MEDICAL DISTRIBUTORS
  VWR International Inc., Term Loan B, 7.34%, 4/07/11 ............      United States        1,939,679        1,970,578         0.18
                                                                                                            -----------      -------
  MEDICAL SPECIALTIES
c AGA Medical Corp., Term Loan B, 9.00%, 4/28/13 .................      United States        1,800,000        1,813,698         0.16
c DJ Orthopedics LLC, Term Loan B, 6.563%, 4/07/13 ...............      United States        3,300,000        3,312,573         0.30
                                                                                                            -----------      -------
                                                                                                              5,126,271         0.46
                                                                                                            -----------      -------
  MEDICAL/NURSING SERVICES
  AmeriPath Inc., Term Loan B, 6.83%, 10/31/12 ...................      United States          800,000          809,536         0.07
  AMR Holdco/Emcare Holdco, Term Loan B, 6.78 - 6.97%,
    2/10/12 ......................................................      United States        2,582,372        2,618,861         0.24
  DaVita Inc., Term Loan B, 6.69 - 7.11%, 10/05/12 ...............      United States        9,697,652        9,823,140         0.89
  Fresenius Medical Care Holdings Inc., Term Loan B,
    6.354 - 6.403%, 3/31/13 ......................................      United States       11,300,000       11,333,674         1.02
  HealthSouth Corp., Term Loan B, 8.15%, 3/10/13 .................      United States        4,300,000        4,347,085         0.39
  National Renal Institutes Inc., Term Loan B, 9.00%,
    3/31/13 ......................................................      United States          650,000          657,319         0.06
  Radiation Therapy Services Inc., Term Loan B, 6.527 - 8.75%,
    12/15/12 .....................................................      United States          997,500          998,966         0.09
  Renal Advantage Inc., Term Loan B, 7.42%, 10/06/12 .............      United States        2,309,447        2,338,454         0.21
  Team Finance LLC, Term Loan B, 7.27%, 11/23/12 .................      United States        1,496,250        1,506,095         0.14
  US Oncology Inc., Term Loan B, 6.913 - 7.02%, 8/20/11 ..........      United States        2,100,989        2,121,621         0.19
                                                                                                            -----------      -------
                                                                                                             36,554,751         3.30
                                                                                                            -----------      -------
  METAL FABRICATION
  John Maneely Co., Term Loan, 8.09%, 3/29/13 ....................      United States          900,000          914,175         0.08
                                                                                                            -----------      -------
  MISCELLANEOUS COMMERCIAL SERVICES
  Acosta Inc., Term Loan B, 7.13%, 12/06/12 ......................      United States        2,394,000        2,427,444         0.22
  Affiliated Computer Services Inc., Term Loan B, 6.429%,
    3/20/13 ......................................................      United States        1,296,750        1,308,071         0.12
  Alliance Laundry Systems LLC, Term Loan B, 7.09%,
    1/27/12 ......................................................      United States        1,408,848        1,425,628         0.13
c Audatex North America Inc., Term Loan B, 7.30%,
    4/13/13 ......................................................      United States        1,150,000        1,166,767         0.11
  Buhrmann US Inc., Term Loan D-1, 6.44 - 6.67%,
    12/23/10 .....................................................      United States        3,930,000        3,951,261         0.36


14 | Quarterly Statement of Investments

Franklin Floating Rate Master Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             % OF
  FRANKLIN FLOATING RATE MASTER SERIES                                     COUNTRY      PRINCIPAL AMOUNT a     VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
b SENIOR FLOATING RATE INTERESTS (CONTINUED)
  MISCELLANEOUS COMMERCIAL SERVICES (CONTINUED)
  CCC Information Services Group Inc., Term Loan B, 7.58%,
    2/10/13 .......................................................     United States      $ 2,877,181      $ 2,918,541         0.26
  Coinmach Corp., Term Loan B-1, 7.375 - 9.25%,
    12/19/12 ......................................................     United States        1,498,487        1,517,697         0.14
  Global Imaging Systems Inc., Term Loan B, 6.07 - 6.46%,
    5/10/10 .......................................................     United States        3,408,820        3,431,216         0.31
  JohnsonDiversey Inc., Term Loan B, 7.19 - 7.32%,
    12/16/11 ......................................................     United States        5,544,769        5,556,579         0.50
  Language Lines Inc., Term Loan B, 9.29 - 9.35%, 6/11/11 .........     United States        1,516,664        1,535,350         0.14
  LVI Services Inc., Term Loan B, 7.34%, 11/16/11 .................     United States          597,500          602,794         0.05
  Open Solutions Inc., First Lien Term Loan, 7.33%,
    9/03/11 .......................................................     United States        2,573,103        2,596,802         0.23
  RGIS Holdings LLC, Term Loan B, 7.479%, 12/31/12 ................     United States        3,192,000        3,216,706         0.29
  Workflow Management Inc., Term Loan B, 9.126%,
    11/30/11 ......................................................     United States        2,468,750        2,486,574         0.22
  Worldspan LP, Term Loan B, 7.50 - 7.938%, 2/11/10 ...............     United States        2,704,444        2,721,347         0.25
                                                                                                            -----------      -------
                                                                                                             36,862,777         3.33
                                                                                                            -----------      -------
  MOVIES/ENTERTAINMENT
  24 Hour Fitness Inc., Term Loan B, 7.70 - 8.00%,
    5/26/12 .......................................................     United States        2,000,000        2,015,980         0.18
  AMC Entertainment Inc., Term Loan, 7.114%, 1/26/13 ..............     United States        2,094,750        2,119,489         0.19
  Century Theaters Inc., Term Loan B, 6.695%, 3/01/13 .............     United States        1,500,000        1,514,820         0.14
  Cinemark USA Inc., Term Loan C, 6.53%, 3/31/11 ..................     United States        1,463,211        1,488,261         0.13
  Cinram International Inc., Term Loan D, 7.07%, 9/30/09 ..........        Canada            2,696,572        2,697,920         0.24
  Hallmark Entertainment LLC, Term Loan B, 7.55%,
    12/31/11 ......................................................     United States        1,800,000        1,824,498         0.16
  Houston Ltd. Partners NFL Holdings LP, Term Loan B,
    5.75 - 6.188%, 1/05/10 ........................................     United States        1,150,000        1,150,380         0.10
  Metro-Goldwyn-Mayer Inc., Term Loan B, 7.229%,
    4/08/12 .......................................................     United States       11,400,000       11,563,248         1.05
  Minnesota Hockey Ventures Group LP (Holding Co.), Term Loan,
    9.21%, 12/29/08 ...............................................     United States        1,350,000        1,356,750         0.12
  Minnesota Wild Hockey Club LP (Operating Co.), Term Loan,
    7.74%, 12/29/08 ...............................................     United States          958,333          964,323         0.09
  Panavision Inc., First Lien Term Loan, 8.00 - 8.126%,
    4/06/11 .......................................................     United States          500,000          505,615         0.05
  Rainbow National Services LLC, Term Loan B, 7.563%,
    3/31/12 .......................................................     United States        6,420,000        6,498,003         0.59
  Regal Cinemas Inc., Term Loan B, 6.479%, 11/10/10 ...............     United States        7,358,663        7,396,266         0.67
  SFX Entertainment Inc. (Clear Channel), Term Loan B, 7.23%,
    6/21/13 .......................................................     United States        2,493,897        2,507,314         0.23
  WMG Acquisition Corp. (Warner Music), Term Loan B,
    6.58 - 7.205%, 3/01/11 ........................................     United States       12,004,221       12,129,785         1.10
                                                                                                            -----------      -------
                                                                                                             55,732,652         5.04
                                                                                                            -----------      -------


                                         Quarterly Statement of Investments | 15

Franklin Floating Rate Master Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             % OF
  FRANKLIN FLOATING RATE MASTER SERIES                                  COUNTRY      PRINCIPAL AMOUNT a       VALUE       NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
b SENIOR FLOATING RATE INTERESTS (CONTINUED)
  OIL & GAS PIPELINES
  El Paso Corp.,
      L/C Term Loan, 4.73%, 11/23/09 ...........................     United States      $  1,312,500      $  1,326,557         0.12
      Term Loan B, 7.75%, 11/23/09 .............................     United States         1,916,250         1,938,555         0.17
  Epco Holdings Inc., Term Loan C, 7.00 - 7.221%,
    8/18/10 ....................................................     United States           693,000           702,691         0.06
  MGG Holdings (Magellan Midstream), Term Loan B, 6.93%,
    12/16/10 ...................................................     United States         2,811,251         2,842,906         0.26
  Targa Resources Inc.,
      Synthetic L/C, 7.104%, 10/31/12 ..........................     United States           716,129           722,746         0.07
      Term Loan, 7.229 - 7.376%, 10/31/12 ......................     United States         2,968,952         2,996,385         0.27
                                                                                                          ------------      -------
                                                                                                            10,529,840         0.95
                                                                                                          ------------      -------
  OIL & GAS PRODUCTION
  Dresser-Rand Group Inc., Term Loan B, 6.778 - 7.11%,
    10/29/11 ...................................................     United States           894,039           909,891         0.08
  MEG Energy Corp., Term Loan B, 7.00%, 4/03/13 ................     United States         1,300,000         1,314,079         0.12
                                                                                                          ------------      -------
                                                                                                             2,223,970         0.20
                                                                                                          ------------      -------
  OIL REFINING/MARKETING
  Citgo Petroleum Corp., Term Loan B, 6.213%, 11/15/12 .........     United States         3,890,250         3,924,134         0.35
  Lyondell-Citgo Refining LP, Term Loan, 6.527%, 5/21/07 .......     United States         4,666,875         4,699,030         0.43
  SemCams Holdings Co. (SemGroup), Canadian Term Loan,
    7.229%, 3/16/11 ............................................        Canada               533,077           538,354         0.05
  Tesoro Petroleum Corp., L/C Term Loan, 4.901%, 6/30/07 .......     United States         2,000,000         2,002,860         0.18
  Universal Compression Inc., Term Loan B, 6.48%,
    2/15/12 ....................................................     United States         1,980,008         2,000,739         0.18
                                                                                                          ------------      -------
                                                                                                            13,165,117         1.19
                                                                                                          ------------      -------
  OILFIELD SERVICES/EQUIPMENT
  Petroleum Geo-Services ASA and PGS Finance Inc., Term Loan,
    7.48%, 12/17/12 ............................................        Norway             2,693,250         2,705,397         0.24
                                                                                                          ------------      -------
  OTHER CONSUMER SERVICES
  Affinion Group, Term Loan B, 7.50 - 7.679%, 10/17/12 .........     United States         7,627,907         7,661,279         0.69
  Protection One Inc., Term Loan B, 7.28 - 7.50%, 3/31/12 ......     United States           932,932           937,699         0.09
  VICAR Operating Inc. (Veterinary Centers), Term Loan B,
    6.375%, 5/16/11 ............................................     United States         1,007,774         1,019,968         0.09
  Weight Watchers,
      Additional Term Loan B, 6.577%, 3/31/10 ..................     United States           985,000           990,664         0.09
      Term Loan B, 6.68%, 3/31/10 ..............................     United States           964,796           970,315         0.09
                                                                                                          ------------      -------
                                                                                                            11,579,925         1.05
                                                                                                          ------------      -------
  OTHER CONSUMER SPECIALTIES
  Covalence Specialty Materials Corp., Term Loan B, 6.688%,
    2/16/13 ....................................................     United States         1,360,000         1,376,674         0.12
  Solo Cup Co., Term Loan B, 7.416 - 7.61%, 2/27/11 ............     United States         6,847,457         6,923,258         0.63
  Tupperware Corp., Term Loan B, 6.39%, 12/05/12 ...............     United States         7,681,935         7,693,842         0.70


16 | Quarterly Statement of Investments

Franklin Floating Rate Master Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             % OF
  FRANKLIN FLOATING RATE MASTER SERIES                                     COUNTRY     PRINCIPAL AMOUNT a      VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
b SENIOR FLOATING RATE INTERESTS (CONTINUED)
  OTHER CONSUMER SPECIALTIES (CONTINUED)
  Visant Holding Corp. (Jostens IH Corp.), Term Loan C, 7.068%,
   10/01/11 ......................................................      United States    $  3,517,385      $  3,567,262         0.32
  Waterpik Technologies Inc., First Lien Term Loan, 9.00%,
   6/28/13 .......................................................      United States         800,000           808,136         0.07
                                                                                                           ------------      -------
                                                                                                             20,369,172         1.84
                                                                                                           ------------      -------
  OTHER PHARMACEUTICALS
  Angiotech Pharmaceuticals Inc., Term Loan B, 6.45%,
   3/23/13 .......................................................      United States       1,000,000         1,006,530         0.09
                                                                                                           ------------      -------
  PACKAGED SOFTWARE
  GEAC (U.S.) Holdings Inc. (Extensity), Term Loan A-2,
   7.438 - 7.625%, 3/14/11 .......................................      United States       1,300,000         1,301,404         0.12
  Infor Global Solutions European Finance SARL, First Lien
   Luxembourg Term Loan, 7.80%, 4/18/11 ..........................       Luxembourg         1,428,099         1,437,353         0.13
  Magellan Holdings Inc. (InforGlobal),
     Delay Draw, 7.80%, 4/18/11 ..................................      United States         317,355           319,025         0.03
     First Lien Term Loan, 7.80%, 4/18/11 ........................      United States         654,545           657,988         0.06
  Nuance Communications Inc., Term Loan, 7.00%,
   3/31/13 .......................................................      United States         800,000           807,768         0.07
  Serena Software Inc., Term Loan B, 7.41%, 3/10/13 ..............      United States       1,000,000         1,012,210         0.09
  SSA Global Technologies Inc., Term Loan B, 6.97%,
   9/22/11 .......................................................      United States       1,985,000         2,002,409         0.18
  Sungard Data Systems Inc., Term Loan, 7.215%, 2/11/13 ..........      United States      12,245,465        12,385,553         1.12
                                                                                                           ------------      -------
                                                                                                             19,923,710         1.80
                                                                                                           ------------      -------
  PERSONNEL SERVICES
  Allied Security Holdings LLC, Term Loan B, 8.73 - 8.86%,
   6/30/10 .......................................................      United States         911,105           921,154         0.08
  U.S. Investigations Services Inc.,
     Term Loan B, 7.43%, 10/14/12 ................................      United States       1,594,025         1,609,312         0.15
     Term Loan C, 7.43%, 10/14/12 ................................      United States       1,384,699         1,397,979         0.13
                                                                                                           ------------      -------
                                                                                                              3,928,445         0.36
                                                                                                           ------------      -------
  PRECIOUS METALS
  Longyear Holdings Inc. (0723662 B.C. Ltd.), First Lien Term
   Loan, 7.98%, 7/27/12 ..........................................         Canada             162,849           165,204         0.02
  Longyear Holdings Inc. (Boart), First Lien Term Loan, 7.98%,
   7/27/12 .......................................................      United States       1,127,417         1,143,719         0.10
                                                                                                           ------------      -------
                                                                                                              1,308,923         0.12
                                                                                                           ------------      -------
  PUBLISHING: BOOKS/MAGAZINES
  Dex Media East LLC, Term Loan B, 6.22 - 6.48%,
   5/08/09 .......................................................      United States       2,225,965         2,228,547         0.20
  Dex Media West LLC, Term Loan B, 6.25 - 6.48%,
   3/09/10 .......................................................      United States       2,632,687         2,635,926         0.24


                                         Quarterly Statement of Investments | 17

Franklin Floating Rate Master Trust

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           % OF
  FRANKLIN FLOATING RATE MASTER SERIES                                   COUNTRY     PRINCIPAL AMOUNT a      VALUE      NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
b SENIOR FLOATING RATE INTERESTS (CONTINUED)
  PUBLISHING: BOOKS/MAGAZINES (CONTINUED)
  Primedia Inc., Term Loan B, 7.09%, 9/30/13 ...................      United States      $   995,000      $   985,965         0.09
  R.H. Donnelley Inc.,
      Term Loan A-4, 6.20 - 6.34%, 12/31/09 ....................      United States        1,053,508        1,058,659         0.10
      Term Loan D-2, 6.35 - 6.53%, 6/30/11 .....................      United States        6,512,911        6,545,802         0.59
                                                                                                          -----------      -------
                                                                                                           13,454,899         1.22
                                                                                                          -----------      -------
  PUBLISHING: NEWSPAPERS
  MediaNews Group Inc., Term Loan C, 6.25%, 12/30/10 ...........      United States          911,115          913,930         0.08
                                                                                                          -----------      -------
  PULP & PAPER
  Boise Cascade LLC, Term Loan D, 6.75%, 10/28/11 ..............      United States        2,378,880        2,410,971         0.22
  Georgia-Pacific Corp.,
      Second Lien Term Loan, 7.88 - 8.029%, 12/23/13 ...........      United States        3,500,000        3,572,765         0.32
      Term Loan B, 6.88 - 6.979%, 12/20/12 .....................      United States       12,768,000       12,806,559         1.16
  NewPage Corp., Term Loan, 7.96%, 5/02/11 .....................      United States        4,280,352        4,332,658         0.39
                                                                                                          -----------      -------
                                                                                                           23,122,953         2.09
                                                                                                          -----------      -------
  RAILROADS
  Helm Financial Corp., Term Loan B, 7.215%, 7/08/11 ...........      United States        1,242,977        1,261,323         0.12
  RailAmerica Transportation Corp.,
      Canadian Term Loan, 7.063%, 9/29/11 ......................         Canada               39,403           39,978           -- f
      U.S. Term Loan, 7.063%, 9/29/11 ..........................      United States          333,327          338,194         0.03
                                                                                                          -----------      -------
                                                                                                            1,639,495         0.15
                                                                                                          -----------      -------
  REAL ESTATE DEVELOPMENT
  EH/Transeastern LLC (Technical Olympic USA), Term Loan B,
    7.75%, 7/29/08 .............................................      United States        2,500,000        2,523,525         0.23
  Kyle Acquisition Group,
      Term Loan B, 7.00%, 7/08/10 ..............................      United States          684,017          688,737         0.06
      Term Loan C, 7.00%, 7/20/10 ..............................      United States          715,983          721,546         0.07
  LandSource Communities Development LLC, Term Loan B,
    7.375%, 3/31/10 ............................................      United States        4,000,000        4,030,360         0.36
  London Arena and Waterfront Finance LLC, Term Loan A,
    8.38%, 3/08/12 .............................................      United States        1,400,000        1,417,108         0.13
  Mattamy Group, Term Loan B, 9.00%, 4/11/13 ...................      United States        1,600,000        1,614,544         0.15
  c November 2005 Land Investors LLC (North Las Vegas), Term
    Loan B, 9.50%, 5/31/11 .....................................      United States          600,000          601,362         0.05
  Pivotal Promontory LLC, Term Loan, 7.75%, 8/31/10 ............      United States          997,494          995,519         0.09
  Rhodes Co., First Lien Term Loan, 8.309%, 11/21/10 ...........      United States        2,375,000        2,384,619         0.22
  Spanish Peaks Holdings LLC,
      Synthetic Loan, 4.879%, 8/09/11 ..........................      United States          360,000          361,631         0.03
      Term Loan, 7.50 - 7.79%, 8/10/11 .........................      United States          805,522          809,171         0.07
c Standard Pacific Corp., Term Loan B, 8.25%, 5/05/13 ..........      United States        1,800,000        1,800,954         0.16
  SunCal Master I LLC, Term Loan B, 8.23 - 8.25%,
    1/19/10 ....................................................      United States        2,144,625        2,151,573         0.20
  Yellowstone Club, Term Loan, 7.375%, 9/30/10 .................      United States        1,862,640        1,866,961         0.17
                                                                                                          -----------      -------
                                                                                                           21,967,610         1.99
                                                                                                          -----------      -------


18 | Quarterly Statement of Investments

Franklin Floating Rate Master Trust

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            % OF
  FRANKLIN FLOATING RATE MASTER SERIES                                    COUNTRY     PRINCIPAL AMOUNT a      VALUE      NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
b SENIOR FLOATING RATE INTERESTS (CONTINUED)
  REAL ESTATE INVESTMENT TRUSTS
  Capital Automotive REIT, Term Loan B, 6.58%, 12/10/10 ...........    United States      $10,334,489    $  10,434,837         0.94
  General Growth Properties Inc., Term Loan A-1, 6.20%,
    2/24/10 .......................................................    United States        2,800,000        2,803,444         0.25
  Lion Gables Realty LP, Term Loan B, 6.59%, 9/30/06 ..............    United States        1,102,737        1,105,097         0.10
  Macerich Co., Term Loan B, 6.375%, 4/25/10 ......................    United States        3,500,000        3,515,330         0.32
  Maguire Properties Inc., Term Loan B, 6.599%, 3/15/10 ...........    United States        2,838,889        2,855,752         0.26
  Newkirk Master LP, Term Loan B, 6.576%, 8/11/08 .................    United States        2,250,667        2,261,943         0.21
c Trizec Properties Inc., Term Loan B, 8.15%, 5/02/07 .............    United States        3,100,000        3,107,254         0.28
                                                                                                         -------------      -------
                                                                                                            26,083,657         2.36
                                                                                                         -------------      -------
  RECREATIONAL PRODUCTS
  Fender Musical Instruments, Term Loan B, 7.24 - 7.37%,
    3/30/12 .......................................................    United States        1,504,511        1,515,734         0.13
  Mega Bloks Inc., Term Loan B, 6.813 - 6.938%, 7/26/12 ...........       Canada            2,084,250        2,108,594         0.19
  PlayPower Inc., Term Loan, 7.98%, 12/18/09 ......................    United States          750,000          758,077         0.07
  Pure Fishing Inc., Term Loan B, 7.70 - 8.06%, 9/30/10 ...........    United States        1,455,152        1,456,141         0.13
  True Temper Sports Inc., Term Loan, 7.53 - 9.75%,
    3/15/11 .......................................................    United States        1,583,475        1,575,225         0.14
                                                                                                         -------------      -------
                                                                                                             7,413,771         0.66
                                                                                                         -------------      -------
  RESTAURANTS
  Arby's Restaurant Holdings LLC, Term Loan B, 7.06 - 7.376%,
    7/25/12 .......................................................    United States        5,558,000        5,631,922         0.51
  Burger King Corp., Term Loan B1, 6.50%, 6/30/12 .................    United States        1,765,892        1,771,844         0.16
  CKE Restaurants Inc., Term Loan, 6.938%, 5/01/10 ................    United States        1,712,999        1,729,067         0.15
  Dominos Inc., Term Loan B, 6.438 - 6.46%, 6/25/10 ...............    United States        1,886,927        1,899,645         0.17
  Jack In The Box Inc., Term Loan B, 6.32 - 6.63%,
    1/08/11 .......................................................    United States          960,089          967,347         0.09
                                                                                                         -------------      -------
                                                                                                            11,999,825         1.08
                                                                                                         -------------      -------
  SEMICONDUCTORS
  Fairchild Semiconductor Corp., Term Loan B-3, 6.625%,
    12/31/10 ......................................................    United States        1,960,188        1,977,849         0.18
                                                                                                         -------------      -------
  SERVICES TO THE HEALTH INDUSTRY
  Matria Healthcare Inc.,
      Term Loan B, 7.02 - 7.229%, 1/19/12 .........................    United States        1,423,356        1,438,216         0.13
      Term Loan C, 7.02%, 1/19/07 .................................    United States          673,077          673,804         0.06
  Per-Se Technologies Inc., Term Loan B, 7.23 - 7.25%,
    12/14/12 ......................................................    United States        2,743,678        2,770,566         0.25
  Quintiles Transnational Corp., Term Loan B, 6.82%,
    3/31/13 .......................................................    United States        1,000,000        1,008,620         0.09
                                                                                                         -------------      -------
                                                                                                             5,891,206         0.53
                                                                                                         -------------      -------
  SPECIALTY STORES
  Pantry Inc., Term Loan, 6.75%, 1/02/12 ..........................    United States        1,525,898        1,544,286         0.14
c The Sports Authority Inc. (TSA Stores), Term Loan B, 9.00%,
    5/03/13 .......................................................    United States        1,700,000        1,695,410         0.15


                                         Quarterly Statement of Investments | 19

Franklin Floating Rate Master Trust

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            % OF
  FRANKLIN FLOATING RATE MASTER SERIES                              COUNTRY       PRINCIPAL AMOUNT a         VALUE       NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
b SENIOR FLOATING RATE INTERESTS (CONTINUED)
  SPECIALTY STORES (CONTINUED)
  Travelcenters of America Inc., Term Loan, 6.44 - 6.86%,
    12/01/11 ..............................................      United States      $    3,790,500      $    3,828,708         0.35
                                                                                                        --------------      -------
                                                                                                             7,068,404         0.64
                                                                                                        --------------      -------
  SPECIALTY TELECOMMUNICATIONS
  D&E Communications Inc., Term Loan B, 6.80 - 6.84%,
    12/31/11 ..............................................      United States           2,052,307           2,070,121         0.19
  Fairpoint Communications Inc., Term Loan B, 6.75%,
    2/08/12 ...............................................      United States           7,000,000           7,044,730         0.64
  Iowa Telecommunications Services Inc., Term Loan B,
    6.40 - 6.73%, 11/23/11 ................................      United States           5,250,000           5,314,627         0.48
  Madison River Capital LLC, Term Loan B-1, 7.26%,
    7/31/12 ...............................................      United States           2,000,000           2,026,660         0.18
  NTELOS Inc., Term Loan B, 7.50%, 8/24/12 ................      United States           3,935,025           3,998,104         0.36
  Valor Telecommunications Enterprises LLC, Term Loan,
    6.729 - 6.809%, 2/24/12 ...............................      United States           6,283,333           6,283,333         0.57
                                                                                                        --------------      -------
                                                                                                            26,737,575         2.42
                                                                                                        --------------      -------
  TOBACCO
  Commonwealth Brands Inc., Term Loan B, 7.00%,
    12/22/12 ..............................................      United States           2,760,411           2,793,232         0.25
                                                                                                        --------------      -------
  WHOLESALE DISTRIBUTORS
  Interline Brands,
      Term Loan B, 7.229%, 12/31/10 .......................      United States             740,625             747,787         0.07
      Term Loan B2, 6.65%, 12/31/10 .......................      United States           1,098,370           1,099,095         0.10
                                                                                                        --------------      -------
                                                                                                             1,846,882         0.17
                                                                                                        --------------      -------
  WIRELESS COMMUNICATIONS
  Nextel Partners Inc., Term Loan D, 6.32%, 5/31/12 .......      United States           5,989,736           5,992,252         0.54
                                                                                                        --------------      -------
  TOTAL SENIOR FLOATING RATE INTERESTS
    (COST $1,010,321,406) .................................                                              1,016,243,183        91.85
                                                                                                        --------------      -------


20 | Quarterly Statement of Investments

Franklin Floating Rate Master Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             % OF
  FRANKLIN FLOATING RATE MASTER SERIES                                   COUNTRY     PRINCIPAL AMOUNT a       VALUE       NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
g REPURCHASE AGREEMENT (COST $119,479,492)
  Joint Repurchase Agreement, 4.722%, 5/01/06 ....................    United States     $119,479,492     $  119,479,492       10.80
    (Maturity Value $119,526,507)
       ABN AMRO Bank, N.V., New York Branch
         (Maturity Value $11,045,445)
       Banc of America Securities LLC
         (Maturity Value $11,045,445)
       Barclays Capital Inc. (Maturity Value $11,045,445)
       Bear, Stearns & Co. Inc. (Maturity Value $11,045,445)
       BNP Paribas Securities Corp. (Maturity Value $11,045,445)
       Deutsche Bank Securities Inc. .............................
         (Maturity Value $11,045,445)
       Greenwich Capital Markets Inc. ............................
         (Maturity Value $11,045,445)
       Lehman Brothers Inc. (Maturity Value $9,072,057)
       Merrill Lynch Government Securities Inc. ..................
         (Maturity Value $11,045,445)
       Morgan Stanley & Co. Inc. (Maturity Value $11,045,445)
       UBS Securities LLC (Maturity Value $11,045,445)
         Collateralized by U.S. Government Agency Securities,
           2.375 - 7.125%, 6/15/06 - 3/15/11;
            h U.S. Government Agency Discount Notes, 7/12/06; and
              U.S. Treasury Notes, 2.00 - 7.00%, 5/15/06 - 7/15/09
  TOTAL INVESTMENTS (COST $1,129,800,898) ........................                                        1,135,722,675      102.65
  OTHER ASSETS, LESS LIABILITIES .................................                                          (29,359,086)      (2.65)
                                                                                                         --------------     -------
  NET ASSETS .....................................................                                       $1,106,363,589      100.00
                                                                                                         ==============     =======

SELECTED PORTFOLIO ABBREVIATIONS:

L/C  - Letter of Credit

REIT - Real Estate Investment Trust

a The principal amount is stated in U.S. dollars unless otherwise indicated.

b The coupon rate shown represents the rate at period end.

c Security purchased on a when-issued or delayed delivery basis.

d See Note 3 regarding other considerations.

e See Note 2 regarding unfunded loan commitments.

f Rounds to less than 0.01% of net assets.

g Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At April 30, 2006, all repurchase agreements had been entered into on April 28, 2006.

h The security is traded on a discount basis with no stated coupon rate.


Quarterly Statement of Investments | See Notes to Statement of Investments. | 21

Franklin Floating Rate Master Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

The Franklin Floating Rate Master Trust (the Trust) is registered under the Investment Company Act of 1940 as a non-diversified, open-ended investment company. The Trust consists of one series, The Franklin Floating Rate Master Series, (the Fund), which is organized as a partnership. Shares of the Fund are issued in the form of partnership interests and are exempt from registration under the Securities Act of 1933.

1. INCOME TAXES

At April 30, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .....................................     $1,130,250,845
                                                              ==============
Unrealized appreciation .................................     $    6,395,028
Unrealized depreciation .................................           (923,198)
                                                              --------------
Net unrealized appreciation (depreciation) ..............     $    5,471,830
                                                              ==============

2. UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion. Funded portions of credit agreements are presented on the Statement of Investments.

At April 30, 2006, unfunded commitments were as follows:

-------------------------------------------------------------------------------
                                                                      UNFUNDED
BORROWER                                                             COMMITMENT
-------------------------------------------------------------------------------
Allied Waste North America Inc., Revolver ......................    $ 1,540,740
American Greetings Corp., Term Loan ............................      1,000,000
Amsted Industries Inc., Delay Draw .............................        500,000
Babcock and Wilcox Co., Delay Draw .............................      6,400,000
Baker Tanks Inc., Delay Draw ...................................         80,357
Carmike Cinemas Inc., Delay Draw ...............................      2,207,150
Conseco Inc., Revolver .........................................      4,000,000
Eastman Kodak Co., Term Loan B2 ................................      3,352,941
Hawaiian Telecom Communications Inc., Term Loan A ..............      1,450,000
Hertz Corp., Delay Draw ........................................        638,089
JohnsonDiversey Inc., Delay Draw ...............................        178,033
MEG Energy Corp., Delay Draw ...................................      1,300,000
Nacco Materials Handling Group Inc., Delay Draw ................      1,300,000
Sealy Mattress Co., Revolver ...................................        750,000
WMG Acquisition Corp. (Warner Music), Revolver A ...............      3,427,333
                                                                    -----------
                                                                    $28,124,643
                                                                    ===========


22 | Quarterly Statement of Investments

Franklin Floating Rate Master Trust

3. OTHER CONSIDERATIONS

Directors or employees of Franklin Advisers, Inc., as the Fund's Investment Manager, may serve as members of various bondholders' steering committees, on credit committees, or may represent the Fund in certain corporate restructuring negotiations. At April 30, 2006, such individuals serve in one or more of these capacities for Adelphia Communications Corp. As a result of this involvement, such individuals may be in possession of certain material non-public information. If the Fund's Investment Manager, while in possession of such information, seeks to sell any of its holdings in these securities it will comply with all applicable federal securities laws.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

23 | Quarterly Statement of Investments

                                         Quarterly Statement of Investments | 23


Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FLOATING RATE MASTER TRUST

By /s/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    June 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    June 28, 2006


By /s/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    June 28, 2006





                        Exhibit A

I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN FLOATING RATE MASTER TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

June 28, 2006


/s/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration











I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN FLOATING RATE MASTER TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

June 28, 2006


/s/GALEN G. VETTER
Chief Financial Officer